Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Deferred income taxes	$ (325)	$ 288	$ (404)
Future taxable income to realize deferred income tax assets	3,700
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	136	217
Gross unrecognized tax benefits	41	46	52	$ 64
Net unrecognized tax benefits at end of year	28	32	38
Unrecognized tax benefits that would impact effective tax rate	22
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	15
Deferred tax expense	4	1
Tax recovery			$ 12
Accrued interest and penalties	$ 18	14
Non-US [Member]
Income Tax Examination [Line Items]
Amortization period	10 years
Deferred income taxes		682
Deferred income tax recovery		767
Income tax expense related to the foregone tax deduction		85
Unamortized tax deductible goodwill	$ 5,800
Non-US [Member] | Tax Year 2023 [Member]
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction		31
Non-US [Member] | Tax Years Prior To 2023 [Member]
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction		$ 54